SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					1 Months Ended												3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Jul. 31, 2025 USD ($) Shares	Jun. 30, 2025 USD ($) $ / shares shares	Aug. 26, 2024 USD ($)	Aug. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2024 shares	Jun. 27, 2024 USD ($) Shares	May 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Dec. 21, 2022 USD ($)	Mar. 31, 2021 USD ($)	Feb. 19, 2021 USD ($)	Dec. 31, 2024 Shares ₪ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2025 ILS (₪) Shares ₪ / shares shares	Dec. 31, 2025 USD ($) Shares	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of detailed information about business combination [line items]
Increase In Authorised Share Capital | ₪																			₪ 3,000,000
Number of shares authorised | shares																			30,000,000							30,000,000	15,000,000
Issued capital																			₪ 6,000,000							$ 488	$ 363
Reverse share split ratio									1-for-10
Number of issued and outstanding shares | shares									21,000
Ordinary shares issued | shares																			8,718,193							8,718,193	6,514,589
Ordinary shares per share | ₪ / shares																	₪ 0.2		₪ 0.2
Aggregate offering price	$ 200,000
Adjustments For Amortization Of Deferred Expenses Related To Issuance Of Warrants																				$ 1,323	$ 471	[1]	$ 0	[1]
Issuance of a subsidiary's preferred shares to non-controlling interests																							9,523
Excess of initial fair value of pre-funded warrants over transaction proceeds																				0	(2,684)	[1]	0	[1]
Financial income due to the remeasurement																				$ 1,781	$ 6,529
Securities Purchase Agreements [Member]
Disclosure of detailed information about business combination [line items]
Number of ordinary shares sold | shares		850,000
Purchase price per share | $ / shares		$ 10
Cash inflow from issuing shares		$ 8,500
Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares								265,000
Exercise/vested other equity instrument | Shares																	1,146,308		281,000	281,000
Pre-funded warrants | shares								1,427,308
Pre-funded warrant per share | $ / shares								$ 0.0001
Exercise of options and vesting of restricted share units (“RSUs”) | Shares																	1,146,308		281,000	281,000
Excess of initial fair value of pre-funded warrants over transaction proceeds								$ 2,684
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary														67.00%
Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries														$ 10,000
Amount of investment in financing round														20,000
Amount of convertible loans to ordinary shares														10,000
Issuance of a subsidiary ordinary shares to the company														$ 809
Proportion of ownership interest in subsidiary														20.00%
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests																							(238)
Share premium and other capital reserve | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests														$ 238
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests																							$ 9,761
Non-controlling Interests | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests														$ 9,761
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares			380,359			1,913,650					10,000		320					72,683					72,022		2,851
Weighted average share price | $ / shares			$ 73.61			$ 2.31					$ 8.5		$ 10					$ 36.35					$ 9.64		$ 7.68
Aggregate offering price							$ 4,500					$ 7,300			$ 19,500	$ 50,000
Gross proceeds from ordinary shares and pre-funded warrants			$ 28,000			$ 4,415					$ 85		$ 3					$ 2,642					$ 695		$ 22
Series A Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Number of ordinary shares sold | shares								1,692,308
Purchase price per share | $ / shares								$ 3.55
Series B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares								$ 3.55
Number of ordinary shares sold | shares								1,692,308
Series A ordinary warrants exercise price | shares								3.25
Series A And B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from ordinary shares and pre-funded warrants								$ 5,500
Financial Income, Net Related To Pre Funded Warrants And Warrants								$ 3,510
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries				$ 10,000
Ownership percentage held by other entity in subsidiary				27.84%
Exercise of options and vesting of restricted share units (“RSUs”) | Shares					263,472
Non-controlling interest					2.46%
Lavie Bio Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in non controlling interest					$ 13
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Exercise of options and vesting of restricted share units (“RSUs”) | Shares										5,000
Non-controlling interest										0.50%
AgPlenus Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Decrease in non-controlling interest										$ 75

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.